Consolidated Statements of Operations - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Research and development expenses	£ (16,846)	£ (17,673)	£ (7,904)
Administrative expenses	(5,184)	(4,573)	(1,143)
Initial public offering related expenses		(1,794)
Net foreign exchange gains (losses)	2,902	(1,654)	599
Operating loss	(19,128)	(25,694)	(8,448)
Finance income	1,065	208	283
Loss before tax	(18,063)	(25,486)	(8,165)
Income tax credit	4,223	2,401	2,116
Loss for the year attributable to equity holders of the Company	£ (13,840)	£ (23,085)	£ (6,049)
Basic and diluted loss per share	£ (0.43)	£ (0.89)	£ (0.25)